Securities - Summary of securities classified by maturity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 41,888,778	R$ 16,582,616
Financial liabilities	31,842,054	15,216,037
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	27,326,481	7,142,041
Financial liabilities	2,021,707	1,259,579
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,167,519	1,458,330
Financial assets at fair value through profit or loss and other comprehensive income category [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	9,804,819	1,875,374
Non-current financial assets	15,254,691	5,111,375
Current financial liabilities	2,021,707	1,192,877
Non-current financial liabilities		66,702
Financial assets at fair value through profit or loss and other comprehensive income category [Member] | Non Stated Maturity [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	4,999,333	1,425,401
Current financial liabilities	2,021,707
Financial assets at fair value through profit or loss and other comprehensive income category [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	257,544	192,208
Current financial liabilities		1,184,972
Financial assets at fair value through profit or loss and other comprehensive income category [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	4,547,942	257,765
Current financial liabilities		7,905
Financial assets at fair value through profit or loss and other comprehensive income category [Member] | Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	15,254,691	5,111,375
Non-current financial liabilities		66,702
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	2,266,971	155,292
Financial assets at amortised cost, category [member] | Non Stated Maturity [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	807,218
Financial assets at amortised cost, category [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	R$ 1,459,753	R$ 155,292